Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	MIP-Adjusted EBITDA Less Capital Charge (8)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	11,890,387	(6,690,512)	3,553,671	242,561	132	104	394	521
2021	16,128,895	26,713,850	5,152,260	7,128,999	159	166	903	699
2020	15,623,432	34,545,403	4,192,671	6,458,066	129	133	124	449

Company Selected Measure Name	MIP-Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts reported for Mr. Kreiz (our CEO) for each of the corresponding years in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table”.The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Kreiz) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Messrs. Dickson, Totzke, DiSilvestro, and Anschell; (ii) for 2021, Messrs. Dickson, Totzke, DiSilvestro, and Anschell; and (iii) for 2020, Messrs. Dickson, Totzke, DiSilvestro, Isaias, and Euteneuer.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Index.
PEO Total Compensation Amount	$ 11,890,387	$ 16,128,895	$ 15,623,432
PEO Actually Paid Compensation Amount	$ (6,690,512)	26,713,850	34,545,403
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kreiz, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Kreiz. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown in the table immediately below. Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	11,890,387	16,128,895	15,623,432
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(10,250,004)	(9,999,997)	(9,550,000)
Less, Change in Pension Value reported in Summary Compensation Table	—	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,652,156	10,349,756	23,292,943
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(10,536,425)	9,714,985	5,668,878
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	553,375	520,211	(489,850)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Plus, pension service cost for services rendered during the year	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—
Compensation Actually Paid to PEO	(6,690,512)	26,713,850	34,545,403

Non-PEO NEO Average Total Compensation Amount	$ 3,553,671	5,152,260	4,192,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 242,561	7,128,999	6,458,066
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Kreiz), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect average “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity award values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	3,553,671	5,152,260	4,192,671
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,575,001)	(2,643,751)	(1,830,001)
Less, average Change in Pension Value reported in Summary Compensation Table	—	—	—
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	916,155	2,729,679	4,075,981
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,812,180)	1,501,416	574,009
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	159,916	389,395	(398,984)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	(155,611)
Plus, average pension service cost for services rendered during the year	—	—	—
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	242,561	7,128,999	6,458,066

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and MIP-Adjusted EBITDA Less Capital Charge
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List [Table Text Block]	MIP-Adjusted EBITDA Less Capital Charge 2.MIP-Adjusted Net Sales 3.MIP-Adjusted Gross Margin
Total Shareholder Return Amount	$ 132	159	129
Peer Group Total Shareholder Return Amount	104	166	133
Net Income (Loss)	$ 394,000	$ 903,000	$ 124,000
Company Selected Measure Amount	521	699	449
PEO Name	Mr. Kreiz
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.The dollar amounts reported represent the amount of net income, in millions, reflected in the Company’s audited financial statements for the applicable year.
Description of Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation programs reflect a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation programs reflect a variable pay-for-performance philosophy. The metrics that the Company uses for both our short- and long-term incentives are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1.MIP-Adjusted EBITDA Less Capital Charge
Non-GAAP Measure Description [Text Block]	The dollar amounts reported represent the amount MIP-Adjusted EBITDA Less Capital Charge, in millions. For a description of the adjustments under MIP-Adjusted EBITDA Less Capital Charge, please see “Glossary of Non-GAAP Financial Measures and Non-GAAP Reconciliations” on page 100.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	2.MIP-Adjusted Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3.MIP-Adjusted Gross Margin
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,250,004)	$ (9,999,997)	$ (9,550,000)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,652,156	10,349,756	23,292,943
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,536,425)	9,714,985	5,668,878
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	553,375	520,211	(489,850)
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,575,001)	(2,643,751)	(1,830,001)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	916,155	2,729,679	4,075,981
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,812,180)	1,501,416	574,009
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159,916	389,395	(398,984)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(155,611)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0